Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during years ended December 31, 2018 and 2017 is presented below:

Year ended December 31, 2018	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,825,732	$20.50
Vested and issued[1]	(481,460)	—
Forfeited	(110,117)	$20.50
Share grants outstanding - ending	4,234,155	$20.50

[1]	In 2018, Hydro One issued from treasury 481,460 common shares to eligible employees in accordance with provisions of the PWU and the Society Share Grant Plans.

Year ended December 31, 2017	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	5,334,415	$20.50
Vested and issued[1]	(371,611)	—
Forfeited	(137,072)	$20.50
Share grants outstanding - ending	4,825,732	$20.50

[1]	In 2017, Hydro One issued from treasury 371,611 common shares to eligible employees in accordance with provisions of the PWU Share Grant Plan.
Stock options granted and the weighted-average assumptions used in the valuation model for options granted during 2018 are as follows:

Exercise price[1]	$20.70
Grant date fair value per option	$1.66
Valuation assumptions:
Expected dividend yield[2]	3.78%
Expected volatility[3]	15.01%
Risk-free interest rate[4]	2.00%
Expected option term[5]	4.5 years

[1]	Hydro One common share price on the date of the grant.

[2]	Based on dividend and Hydro One common share price on the date of the grant.

[3]	Based on average daily volatility of peer entities for a 4.5-year term.

[4]	Based on bond yield for an equivalent Canadian government bond.

[5]	Determined using the option term and the vesting period.
A summary of stock options activity during 2018 and 2017 is presented below:

Year ended December 31 (number of stock options)	2018	2017
Stock options outstanding - beginning	—	—
Granted[1]	1,450,880	—
Cancelled[2]	(500,970)	—
Stock options outstanding - ending[1]	949,910	—
[1] All stock options granted and outstanding at December 31, 2018 are non-vested.
[2] During 2018, 500,970 stock options previously awarded to the Company's former President and CEO were cancelled. The unrecognized compensation expense related to the cancelled stock options was $1 million.

Summary of Number of DSUs
A summary of DSU awards activity under the Director' DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	187,090	99,083
Granted	82,375	88,007
Settled	(222,768)	—
DSUs outstanding - ending	46,697	187,090
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	67,829	—
Granted	40,467	68,897
Paid	—	(1,068)
DSUs outstanding - ending	108,296	67,829

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2018 and 2017 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2018	2017	2018	2017
Units outstanding - beginning	429,980	230,600	393,430	254,150
Granted	445,120	303,240	345,790	242,860
Vested and issued	(123)	(609)	(106,591)	(14,079)
Forfeited	(31,767)	(103,251)	(31,849)	(89,501)
Settled	(238,030)	—	(158,310)	—
Units outstanding - ending	605,180	429,980	442,470	393,430